AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2026
	Shares	Value
Common Stocks - 98.8%
Consumer Discretionary - 8.0%
LGI Homes, Inc.*	45,715	$2,494,667
Lithia Motors, Inc.	20,669	7,966,246
LKQ Corp.[1]	87,157	1,956,675
Murphy USA, Inc.	4,773	2,900,838
Pursuit Attractions and Hospitality, Inc.*	95,752	4,838,349
United Parks & Resorts, Inc.*	70,171	3,131,732
Vail Resorts, Inc.[1]	28,030	4,187,121

Total Consumer Discretionary		27,475,628
Consumer Staples - 11.1%
BJ's Wholesale Club Holdings, Inc.*	123,660	12,091,475
The Boston Beer Co., Inc., Class A*	14,306	2,620,859
Cal-Maine Foods, Inc.	75,331	6,612,555
Dole PLC (Ireland)	173,856	2,458,324
Ingles Markets, Inc., Class A	43,479	3,913,545
Nomad Foods, Ltd. (United Kingdom)	145,824	1,735,305
PriceSmart, Inc.[1]	17,451	3,383,923
Sprouts Farmers Market, Inc.*	57,804	5,038,197

Total Consumer Staples		37,854,183
Energy - 3.1%
Delek US Holdings, Inc.	54,713	3,713,371
HF Sinclair Corp.	18,918	1,730,430
Permian Resources Corp., Class A	234,061	4,987,840

Total Energy		10,431,641
Financials - 12.8%
Assured Guaranty, Ltd. (Bermuda)	60,768	5,026,729
Axis Capital Holdings, Ltd. (Bermuda)	32,408	3,413,211
Cannae Holdings, Inc.[1]	113,556	1,652,240
CNA Financial Corp.[1]	67,553	3,544,506
Genworth Financial, Inc.*	810,180	7,964,069
Radian Group, Inc.	74,955	2,922,495
Ridgepost Capital, Inc., Class A	112,719	971,638
WEX, Inc.*,1	25,269	4,724,292
White Mountains Insurance Group, Ltd.	6,480	13,593,290

Total Financials		43,812,470
Health Care - 12.8%
BioMarin Pharmaceutical, Inc.*	49,804	2,989,236
Chemed Corp.	11,211	5,967,055
The Cooper Cos., Inc.*	122,779	8,879,377
Enovis Corp.*,1	53,639	1,563,577
Haemonetics Corp.*	74,740	6,393,260
ICON PLC (Ireland)*	25,801	4,220,140
	Shares	Value

ICU Medical, Inc.*,1	30,461	$5,132,983
Smith & Nephew PLC, Sponsored ADR (United Kingdom)[1]	150,211	4,740,659
Teleflex, Inc.	28,903	3,951,329

Total Health Care		43,837,616
Industrials - 29.5%
A O Smith Corp.[1]	127,983	7,695,618
Armstrong World Industries, Inc.	42,682	7,454,838
CACI International, Inc., Class A*	4,984	2,480,786
CNH Industrial, N.V. (United Kingdom)[1]	134,562	1,379,261
CoreCivic, Inc.*	399,481	11,944,482
DNOW, Inc.*	222,713	3,144,708
GXO Logistics, Inc.*	149,993	7,523,649
Hub Group, Inc., Class A	44,607	2,075,564
Huntington Ingalls Industries, Inc.	18,103	5,909,724
Janus International Group, Inc.*	154,157	790,825
Maximus, Inc.	37,472	2,257,688
McGrath RentCorp	96,449	11,106,102
Owens Corning	30,122	4,183,946
Paycom Software, Inc.	27,663	4,535,626
Pentair PLC (Ireland)	105,162	6,881,801
Rentokil Initial PLC, Sponsored ADR (United Kingdom)[1]	163,206	3,812,492
Science Applications International Corp.[1]	21,768	2,549,686
StandardAero, Inc.*,1	124,136	3,638,426
Trinity Industries, Inc.	73,834	2,306,574
UFP Industries, Inc.	46,428	4,027,165
WESCO International, Inc.	5,472	1,879,577
WillScot Holdings Corp.	144,166	3,500,350

Total Industrials		101,078,888
Information Technology - 5.5%
ePlus, Inc.	62,147	5,743,004
Ingram Micro Holding Corp.	105,524	2,976,832
TD SYNNEX Corp.	14,476	3,701,513
Vontier Corp.	195,164	6,270,620

Total Information Technology		18,691,969
Materials - 6.2%
AptarGroup, Inc.	81,186	10,875,677
International Flavors & Fragrances, Inc.	83,996	6,654,163
Titan America, S.A. (Belgium)	178,250	2,759,310
Warrior Met Coal, Inc.	11,268	894,792

Total Materials		21,183,942
Real Estate - 4.0%
Howard Hughes Holdings, Inc.*	15,148	968,260

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 4.0% (continued)
Mid-America Apartment Communities, Inc., REIT	49,883	$6,601,517
Rayonier, Inc., REIT [1]	285,881	6,226,488

Total Real Estate		13,796,265
Utilities - 5.8%
MDU Resources Group, Inc.	205,254	4,094,817
Northwestern Energy Group, Inc.	27,148	1,866,154
Southwest Gas Holdings, Inc.	46,587	4,164,878
Spire, Inc.	56,942	4,547,388
UGI Corp.	147,632	5,332,468

Total Utilities		20,005,705

Total Common Stocks (Cost $267,062,338)		338,168,307

Principal Amount
Short-Term Investments - 3.6%
Joint Repurchase Agreements - 2.2%[2]
Citadel Securities LLC, dated 07/31/26, due 08/03/26, 3.700% total to be received $41,013 (collateralized by various U.S. Treasuries, 0.000% - 5.000%, 08/15/26 - 05/15/56, totaling $41,833)	$41,000	41,000
	Principal Amount	Value

Daiwa Capital Markets America, dated 07/31/26, due 08/03/26, 3.640% total to be received $444,058 (collateralized by various U.S. Treasuries, 0.125% - 4.375%, 12/31/26 - 11/30/32, totaling $452,801)	$443,923	$443,923
Jefferies LLC, dated 07/31/26, due 08/03/26, 3.670% total to be received $6,901,110 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 09/15/26 - 11/15/55, totaling $7,036,982)	6,899,000	6,899,000

Total Joint Repurchase Agreements		7,383,923
Repurchase Agreements - 1.4%
Fixed Income Clearing Corp., dated 07/31/26, due 08/03/26, 3.350% total to be received $4,731,320 (collateralized by a U.S. Treasury Note, 3.750%, 06/30/27, totaling $4,824,692)	4,730,000	4,730,000

Total Short-Term Investments (Cost $12,113,923)		12,113,923
Total Investments - 102.4% (Cost $279,176,261)		350,282,230
Other Assets, less Liabilities - (2.4)%		(8,080,029)
Net Assets - 100.0%		$342,202,201

*	Non-income producing security.
[1]	Some of these securities, amounting to $45,902,387 or 13.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$338,168,307	—	—	$338,168,307
Short-Term Investments
Joint Repurchase Agreements	—	$7,383,923	—	7,383,923
Repurchase Agreements	—	4,730,000	—	4,730,000
Total Investments in Securities	$338,168,307	$12,113,923	—	$350,282,230

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2026, there were no transfers in or out of Level 3.

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$45,902,387	$7,383,923	$39,706,905	$47,090,828
The following table summarizes the securities received as collateral for securities lending at July 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.875%	07/31/26-08/15/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.